Fair Value and Weighted-Average Amortization of Intangible Assets in Connection with Sony Mobile Communications Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Mar. 31, 2012 Customer relationship Y	Mar. 31, 2012 Trademarks Y	Mar. 31, 2012 Other Y	Feb. 15, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson IP cross-licensing Y	Feb. 15, 2012 Sony Ericsson Developed technology Y	Feb. 15, 2012 Sony Ericsson Customer relationship Y	Feb. 15, 2012 Sony Ericsson Trademarks Y	Feb. 15, 2012 Sony Ericsson Other Y
Business Acquisition [Line Items]
Acquired intangibles recorded at fair value, subject to amortization				¥ 123,097	¥ 60,834	¥ 24,599	¥ 19,597	¥ 14,086	¥ 3,981
Weighted-average amortization period	14	7	4		6	9	14	7	7